GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (386,366)	$ 43,707
Revenue	$ 1,160,058	41,055	$ 16,000
Related party loan		$ 4,065